Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 2,982
Increase in provisions recognized in the income statement	1,148
Release of provisions recognized in the income statement	(77)
Provisions used in conformity with designated purpose	(1,795)
Foreign currency translation and other movements	79
Balance at the end of the year	2,336
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	2,586
Increase in provisions recognized in the income statement	866
Release of provisions recognized in the income statement	(47)
Provisions used in conformity with designated purpose	(1,642)
Foreign currency translation and other movements	48
Balance at the end of the year	1,810
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	98
Increase in provisions recognized in the income statement	234
Release of provisions recognized in the income statement	(13)
Provisions used in conformity with designated purpose	(114)
Foreign currency translation and other movements	4
Balance at the end of the year	209
Real estate related onerous contracts restucturing provision	146	$ 28
Personnel-related restructuring provisions	64	$ 70
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	122
Increase in provisions recognized in the income statement	8
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(12)
Foreign currency translation and other movements	18
Balance at the end of the year	135
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	175
Increase in provisions recognized in the income statement	41
Release of provisions recognized in the income statement	(17)
Provisions used in conformity with designated purpose	(27)
Foreign currency translation and other movements	10
Balance at the end of the year	$ 181